Deposits, Prepayment, Other Receivables, Net - Schedule of Movement of Allowances for Expected Credit Loss (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Allowances for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (4)	$ (14)
Reversal of provision (Provision)	4	10	$ 127
Ending balance		$ (4)	$ (14)